SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of each option granted on the date of grant

	Year ended December 31,
	2017	2018
Risk-free interest rate per annum	2.45%	2.90-3.20%
Exercise multiple	2.2	2.2
Expected volatility	71.7%	66.4-69.5%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$0.70	0.44-1.04
Expected terms (in years)	10	10

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s publicly traded stock.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

Summary of the stock option activity under the 2008 Plan

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2019	619,650	$1.61
Granted	—	$—
Exercised	(93,000)	$0.01
Forfeited	(321,950)	$1.58
Outstanding at December 31, 2019	204,700	$2.39

Summary of information regarding the share options granted

	As of December 31, 2019
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	204,700	$2.39	4.83	$—
Exercisable	200,700	$2.42	4.77	$—
Expected to vest	4,000	$0.89	7.83	$—